Business combination (Tables)	12 Months Ended
Dec. 31, 2013
Business combination
Schedule of allocation of the purchase price at the date of acquisition

RMB
Property and equipment	128
Intangible assets
Technology	10,035
Software	660
Goodwill	899

Total	11,722